Note 24 - Segment and Geographic Information (Details) - The Group Derives Revenue from External Customers for Each of the Following Services (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	$ 52,738,077	$ 29,599,486	$ 53,008,065
Precious Metals Trading Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	30,124,245
Financial Service Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	11,122,400	20,826,995	43,100,486
Brokerage Services in Hong Kong [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	3,404,767	3,817,762	3,539,664
Advertising Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	6,799,109	4,848,622	6,243,748
Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	$ 1,287,556	$ 106,107	$ 124,167